Earnings Per Share - Summary Of Reconciliation Of Basic And Diluted Net Loss Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss attributable to stockholders of Advantage Solutions Inc.	$ (116)	$ (21,708)	$ (175,806)	$ (21,172)	$ (1,157,332)
Weighted-average number of common shares	317,601,345	203,750,000	223,227,833	203,750,000	203,750,000
Basic and diluted net loss per common share	$ 0.00	$ (0.11)	$ (0.79)	$ (0.10)	$ (5.68)